Accrued expenses and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31, 2023	June 30, 2024
	RMB	RMB
Professional service fees	16,490	9,812
Refund liability	7,703	7,626
Accrued expenses	789	2,933
Payables related to other service fees	-	2,101
Others	777	980
Total	25,759	23,452